UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock Bond Fund, Inc.

BlackRock High Income Fund

BlackRock Total Return Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record –

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Bond Fund, Inc.

========================== BlackRock High Income Fund ==========================

AFRICAN MINERALS LTD

Ticker:       AMI            Security ID:  G0114P100
Meeting Date: SEP 09, 2011   Meeting Type: Annual
Record Date:  AUG 05, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Consolidated Financial           For       For          Management
      Statements and Statutory Reports
2     Reappoint Ernst & Young LLP as Auditors For       For          Management
3     Adopt New Bye-Laws                      For       For          Management
4     Elect Miguel Perry as Director          For       For          Management
5     Elect Roger Liddell as Director         For       For          Management
6     Elect Nina Shapiro as Director          For       For          Management
7     Elect Bernard Pryor as Director         For       For          Management

========================= BlackRock Total Return Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Bond Fund, Inc.

Date:	August 27, 2012